Goodwill and Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012
Changes in the carrying amount of goodwill, by segment ($ in millions):
Gross Goodwill, Beginning balance	$ 5,796	$ 5,674
Impairments, Beginning balance	(1,761)	(1,761)
Carrying Amount of Goodwill, Beginning balance	4,035	3,913
Acquisitions/ Purchase Accounting Adjustments	156	94
Transfers	0
Currency Translation	(28)	28
Gross Goodwill, Ending balance	5,924	5,796
Impairments, Ending balance	(1,761)	(1,761)
Carrying Amount of Goodwill, Ending Balance	4,163	4,035
NA Installation & Services
Changes in the carrying amount of goodwill, by segment ($ in millions):
Gross Goodwill, Beginning balance	2,127	2,119
Impairments, Beginning balance	(126)	(126)
Carrying Amount of Goodwill, Beginning balance	2,001	1,993
Acquisitions/ Purchase Accounting Adjustments	24	0
Transfers	(39)
Currency Translation	(8)	8
Gross Goodwill, Ending balance	2,104	2,127
Impairments, Ending balance	(126)	(126)
Carrying Amount of Goodwill, Ending Balance	1,978	2,001
ROW Installation & Services
Changes in the carrying amount of goodwill, by segment ($ in millions):
Gross Goodwill, Beginning balance	1,973	1,926
Impairments, Beginning balance	(1,068)	(1,068)
Carrying Amount of Goodwill, Beginning balance	905	858
Acquisitions/ Purchase Accounting Adjustments	42	28
Transfers	0
Currency Translation	(19)	19
Gross Goodwill, Ending balance	1,996	1,973
Impairments, Ending balance	(1,068)	(1,068)
Carrying Amount of Goodwill, Ending Balance	928	905
Global Products
Changes in the carrying amount of goodwill, by segment ($ in millions):
Gross Goodwill, Beginning balance	1,696	1,629
Impairments, Beginning balance	(567)	(567)
Carrying Amount of Goodwill, Beginning balance	1,129	1,062
Acquisitions/ Purchase Accounting Adjustments	90	66
Transfers	39
Currency Translation	(1)	1
Gross Goodwill, Ending balance	1,824	1,696
Impairments, Ending balance	(567)	(567)
Carrying Amount of Goodwill, Ending Balance	$ 1,257	$ 1,129